Basis of Presentation - Schedule of Statements of Changes in Shareholders’ Equity (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Balance	$ 461,149	$ 87,124
Share Purchase Agreements and warrants (Second Anson SPA and Second L1 SPA and warrants)		25,800
ATM		27,123
Investment in WeCan Group		1,948
Net loss	(36,410)	(22,287)
Balance	554,628	126,534
Total stockholders' equity
Balance	45,916	25,667
Share Purchase Agreements and warrants (Second Anson SPA and Second L1 SPA and warrants)		1,829
ATM		2,461
Investment in WeCan Group		174
Net loss	(9,327)	(4,452)
Balance	45,339	32,590
Additional paid-in capital
Balance	343,015	317,050
Share Purchase Agreements and warrants (Second Anson SPA and Second L1 SPA and warrants)		1,829
ATM		2,461
Investment in WeCan Group		174
Net loss
Balance	351,740	327,591
Accumulated deficit
Balance	(300,479)	(294,407)
Share Purchase Agreements and warrants (Second Anson SPA and Second L1 SPA and warrants)
ATM
Investment in WeCan Group
Net loss	(9,327)	(4,452)
Balance	(309,806)	(298,859)
Noncontrolling interests
Balance	415,233	61,457
Share Purchase Agreements and warrants (Second Anson SPA and Second L1 SPA and warrants)		23,971
ATM		24,662
Investment in WeCan Group		1,774
Net loss	(27,083)	(17,835)
Balance	509,289	93,944
Previously Reported [Member]
Balance		87,124
Share Purchase Agreements and warrants (Second Anson SPA and Second L1 SPA and warrants)		25,800
ATM		27,123
Investment in WeCan Group		1,948
Net loss	$ (22,257)	(22,257)
Balance		126,564
Previously Reported [Member] | Total stockholders' equity
Balance		25,048
Share Purchase Agreements and warrants (Second Anson SPA and Second L1 SPA and warrants)		1,594
ATM		2,213
Investment in WeCan Group		156
Net loss		(4,450)
Balance		31,472
Previously Reported [Member] | Additional paid-in capital
Balance		316,431
Share Purchase Agreements and warrants (Second Anson SPA and Second L1 SPA and warrants)		1,594
ATM		2,213
Investment in WeCan Group		156
Net loss
Balance		326,471
Previously Reported [Member] | Accumulated deficit
Balance		(294,407)
Share Purchase Agreements and warrants (Second Anson SPA and Second L1 SPA and warrants)
ATM
Investment in WeCan Group
Net loss		(4,450)
Balance		(298,857)
Previously Reported [Member] | Noncontrolling interests
Balance		62,076
Share Purchase Agreements and warrants (Second Anson SPA and Second L1 SPA and warrants)		24,206
ATM		24,910
Investment in WeCan Group		1,792
Net loss		(17,807)
Balance		95,092
Revision of Prior Period, Adjustment [Member]
Balance		87,124
Share Purchase Agreements and warrants (Second Anson SPA and Second L1 SPA and warrants)		25,800
ATM		27,123
Investment in WeCan Group		1,948
Net loss		(22,287)
Balance		126,534
Revision of Prior Period, Adjustment [Member] | Total stockholders' equity
Balance		25,667
Share Purchase Agreements and warrants (Second Anson SPA and Second L1 SPA and warrants)		1,829
ATM		2,461
Investment in WeCan Group		174
Net loss		(4,452)
Balance		32,590
Revision of Prior Period, Adjustment [Member] | Additional paid-in capital
Balance		317,050
Share Purchase Agreements and warrants (Second Anson SPA and Second L1 SPA and warrants)		1,829
ATM		2,461
Investment in WeCan Group		174
Net loss
Balance		327,591
Revision of Prior Period, Adjustment [Member] | Accumulated deficit
Balance		(294,407)
Share Purchase Agreements and warrants (Second Anson SPA and Second L1 SPA and warrants)
ATM
Investment in WeCan Group
Net loss		(4,452)
Balance		(298,859)
Revision of Prior Period, Adjustment [Member] | Noncontrolling interests
Balance		61,457
Share Purchase Agreements and warrants (Second Anson SPA and Second L1 SPA and warrants)		23,971
ATM		24,662
Investment in WeCan Group		1,774
Net loss		(17,835)
Balance		$ 93,944